Equity - Stock options activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Options outstanding
Granted/Acquired	95,000	95,000
Ending balance		95,000
Exercisable Option
Granted/Acquired		71,250
Ending balance		71,250
Weighted Average Exercise Price
Granted/Acquired		$ 5.00
Ending balance		$ 5.00
Average Remaining Contractual Life
Average remaining contractual term		2 years 1 month 13 days	0 years
Granted/Acquired		3 years
Forfeited		0 years
Exercised		0 years